Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Summary of Operating Lease Obligations

	2021	2022
	RM	RM	USD
At January 1
Additions	-	952,191	216,284
Finance cost	-	24,768	5,626
Payment	-	(232,000)	(52,697)
At December 31	-	744,959	169,213

Future lease payment payable:
- Not later than one year	-	348,000	79,046
- More than one year to five years	-	435,000	98,807
Total future minimum lease payments	-	783,000	177,853
Less: Future finance charges	-	(38,041)	(8,640)
	-	744,959	169,213

Summary Of Information About Lease Liabilities Expense Income
	2021	2022
	RM	RM	USD
Depreciation of right-of-use asset	-	238,048	54,071
Interest expense on lease liabilities	-	24,768	5,626
Lease expense not capitalised in lease liabilities:
-expense relating to short-term lease	237,205	257,243	58,431
Total amount recognised in profit or loss	237,205	520,059	118,128